SUBSEQUENT EVENTS	7 Months Ended	9 Months Ended
	Dec. 31, 2017	Sep. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 6 SUBSEQUENT EVENT

Management has evaluated subsequent events through March 20, 2018, the date which the financial statements were available to be issued. Except for the events disclosed above, all subsequent events requiring recognition as of December 31 2017 have been incorporated into these financial statements in accordance with FASB ASC Topic 855, "Subsequent Events."

NOTE 6 – SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) management has performed an evaluation of subsequent events through the date that the financial statements were available to be issued, and through the date of the filing, and has determined that it does not have any material subsequent events to disclose in these financial statements other than the following.

Subsequent to September 30, 2018, the Company sold 610,000 shares of common stock for total cash proceeds of $10,060.